Borrowings	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Borrowings

Note 6 - Borrowings

Borrowings consist of advances from the Federal Home Loan Bank of New York (FHLB).

The following table sets forth the contractual maturities of borrowings with the FHLB as of December 31:

Advance Date	Maturity Date	Current Rate	2016	2015
			(In Thousands)

06/05/06	06/06/16	5.63%	-	1,000
04/25/12	04/25/17	1.03%	128	433
08/16/12	08/16/17	1.00%	306	711
09/05/12	09/05/19	1.13%	829	1,115
11/06/12	11/06/17	0.86%	407	810
11/27/12	11/27/17	1.12%	1,000	1,000
12/19/12	12/19/19	1.20%	902	1,187
12/27/12	12/27/16	0.97%	-	1,000
12/27/12	12/27/17	0.89%	220	422
01/04/13	01/04/19	1.52%	1,000	1,000
01/15/13	01/16/18	1.18%	1,000	1,000
01/22/13	01/23/17	0.96%	1,000	1,000
01/22/13	01/22/18	1.20%	1,000	1,000
01/22/13	01/22/19	1.44%	1,000	1,000
02/12/13	02/12/16	0.79%	-	1,500
02/20/13	02/21/20	1.28%	475	618
02/20/13	02/21/23	1.77%	646	742
07/02/13	07/02/18	1.35%	682	1,083
07/22/13	07/23/18	1.27%	681	1,083
09/19/13	09/19/18	1.37%	375	575
09/19/13	09/16/16	1.14%	-	2,000
01/21/14	01/22/18	1.72%	1,000	1,000
01/21/14	01/22/19	1.45%	442	642
03/20/14	03/20/19	1.50%	714	1,012
03/24/14	03/24/17	1.32%	1,500	1,500
07/21/14	07/21/21	1.94%	682	820
07/21/14	07/22/19	2.08%	500	500
07/21/14	07/23/18	1.79%	1,000	1,000
08/06/14	08/06/18	1.80%	1,000	1,000
08/21/14	08/22/16	0.92%	-	1,000
08/21/14	08/21/19	2.12%	1,000	1,000
10/02/14	10/04/21	2.00%	1,434	1,709
10/15/14	10/15/21	1.69%	715	853
11/28/14	11/29/21	1.90%	1,455	1,730
12/31/14	12/31/19	1.63%	626	823
12/31/14	01/02/18	1.52%	1,000	1,000
01/14/15	01/14/20	1.73%	1,500	1,500
01/21/15	01/21/20	1.79%	500	500
01/21/15	01/21/21	1.97%	500	500
04/13/15	04/13/20	1.74%	1,000	1,000
05/20/15	05/20/20	1.52%	708	903
05/20/15	05/20/22	1.91%	796	933
06/25/15	06/25/20	1.65%	725	920
06/25/15	06/26/17	1.14%	1,000	1,000

Advance Date	Maturity Date	Current Rate	2016	2015
			(In Thousands)
10/29/15	10/29/20	1.51%	1,579	1,968
10/29/15	10/29/20	1.90%	1,000	1,000
01/27/16	01/27/21	1.92%	1,000	-
01/27/16	01/27/23	1.87%	888	-
02/12/16	02/13/23	1.66%	898	-
02/12/16	02/13/23	2.04%	500	-
08/24/16	08/24/17	1.01%	1,000	-
08/24/16	08/24/18	1.22%	1,000	-
09/21/16	03/21/17	0.83%	1,000	-
09/21/16	09/21/17	1.06%	2,000	-
09/30/16	03/30/17	0.79%	1,000	-
10/28/16	10/28/20	1.57%	1,000	-
11/04/16	11/04/21	1.72%	2,000	-
11/17/16	11/17/21	2.13%	1,000	-
11/17/16	11/17/21	1.78%	1,000	-
11/17/16	11/17/23	2.07%	1,000	-
11/28/16	11/29/19	1.78%	1,500	-
12/08/16	12/08/17	1.22%	1,000	-
12/21/16	06/21/17	0.95%	1,000	-
12/21/16	12/23/19	1.91%	1,000	-
12/30/16	01/03/17	0.74%	3,000	-

			$56,813	$46,092

Borrowings are secured by residential mortgages with a carrying amount of $165,546,000 at December 31, 2016 and the Company’s investment in FHLB stock. As of December 31, 2016, $90,868,000 was available for borrowings. At December 31, 2015, the carrying amount of borrowings secured by residential mortgages was $168,199,000 and $100,860,000 was available for new borrowings.

The following table sets forth the contractual maturities of all FHLB borrowings at December 31, 2016 (dollars in thousands):

	Contractual Maturity	Weighted Average Rate
2017	$15,562	0.98%
2018	8,737	1.46
2019	9,513	1.62
2020	8,488	1.65
2021	9,785	1.88
Thereafter	4,728	2.27
	$56,813	1.49%

The Company also has a repurchase agreement with Raymond James providing an additional $10 million in liquidity collateralized by the Company’s U.S. Government and agency obligations. There were no advances outstanding under the repurchase agreement at December 31, 2016 and 2015. Securities are not pledged until the borrowing is initiated.